SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

Share options and restricted share units

a)	2016 Global Incentive Plan

In January 2016, the Company’s Shareholders and Board of Directors approved 2016 Global Share Incentive Plan and amended it in March 2018 (the “Amended 2016 Plan”). Under the Amended 2016 Plan, a maximum aggregate number of 5,861,480 ordinary shares may be issued pursuant to all awards granted. Share options or restricted share unites expire 10 years from the grant date.

b)	2018 Share Incentive Plan

In September 2018, the Company’s Shareholders and Board of Directors approved the 2018 Share Incentive Plan (the “2018 Plan”). Under the 2018 Plan, the maximum aggregate number of ordinary shares available for issuance is 6,733,703 ordinary shares, which shall be increased by a number equal to 1.5% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year, each fiscal year during the term of the 2018 Plan, if determined and approved by the board of directors for the relevant fiscal year. The board of directors has approved annual increases of 2,241,253, 2,285,407, and 2,305,212 ordinary shares for the years ended December 31, 2020, 2021 and 2022, representing 1.5% of total issued and outstanding shares as of December 31, 2019, 2020 and 2021, respectively, pursuant to the 2018 Share Incentive Plan.

A summary of the share options activities under the Amended 2016 Plan and the 2018 Plan for the year ended December 31, 2022 is presented below:

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	share	price	years	value
		US$		US$
Outstanding at January 1, 2022	4,655,428	2.07
Granted	—	—
Exercised	(228,020)	1.44
Forfeited	(12,800)	0.20
Outstanding at December 31, 2022	4,414,608	2.11	5.38	4,351,057
Exercisable as of December 31, 2022	3,669,818	1.86	5.13	4,305,679

Compensation costs recognized for share options for the years ended December 31, 2020, 2021 and 2022 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	171,501	8,318	—
Selling and marketing expenses	3,012,857	2,235,102	1,936,414
Research and development expenses	4,895,748	4,018,126	3,862,189
General and administrative expenses	9,614,592	6,649,255	5,008,382
Total share options compensation expense	17,694,698	12,910,801	10,806,985

As of December 31, 2022, RMB6,049,531 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 0.59 years.

A summary of the restricted share units activities for the year ended December 31, 2022 is presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2022	3,019,048	6.32

Granted	2,683,756	3.98
Vested	(972,642)	5.97
Forfeited	(638,754)	5.85
Cancelled	(200,750)	11.77

Unvested as of December 31, 2022	3,890,658	4.59

For the year ended December 31, 2022, 2,555,756 restricted share units, including 790,756 restricted share units granted for replacement as mentioned below, were granted with vesting in four equal annual installments and 128,000 restricted share units were granted with vesting in two equal annual installments under the 2018 Plan.

In March 2022, the Company entered into an arrangement with four grantees, whereby all of their unvested 120,750 restricted share units were cancelled and with the concurrent grant of 790,756 restricted share units with vesting in four equal annual installments under the 2018 Plan. The total compensation costs in amount of RMB27,615,088 relating to the modified award, including the unrecognized compensation cost remaining from the original awards and the incremental compensation cost resulting from the modification, were recognized ratably over the grantees’ remaining requisite service period of the modified award.

In December 2022, the Company entered into agreements with two grantees, whereby all of their unvested 80,000 restricted share units were cancelled and the unrecognized compensation cost of RMB1,562,099 was recognized as compensation costs immediately in the consolidated statement of comprehensive loss for the year ended December 31, 2022.

Compensation costs recognized for restricted share units for the years ended December 31, 2020, 2021 and 2022 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	472,182	838,515	1,224,796
Selling and marketing expenses	6,932,616	11,057,530	13,497,270
Research and development expenses	6,021,889	13,043,898	18,499,553
General and administrative expenses	8,487,530	9,367,412	14,190,582
Total restricted share units compensation expense	21,914,217	34,307,355	47,412,201

As of December 31, 2022, RMB99,977,753 of total unrecognized compensation expense related to restricted share units is expected to be recognized over a weighted average period of approximately 2.62 years.

Total share-based compensation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	643,683	846,833	1,224,796
Selling and marketing expenses	9,945,473	13,292,632	15,433,684
Research and development expenses	10,917,637	17,062,024	22,361,742
General and administrative expenses	18,102,122	16,016,667	19,198,964
Total share-based compensation expense	39,608,915	47,218,156	58,219,186